Equity - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [line items]
Par value per share		₨ 2	₨ 2	₨ 2
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		4,000,000,000	4,000,000,000	3,500,000,000
Par value per share		₨ 2	₨ 2	₨ 2
Number of shares issued includes partly paid up shares		570	570	570
Shares issued during the period				266
Shares issued during the period value	[1]			₨ 0
Class of warrants or rights number of shares issuable on exercise of warrants		492,559	492,559
Class of warrants or rights exercise price		₨ 2	₨ 2
Ordinary shares [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		231,333,871	201,623,407
Shares issued during the period value		₨ 462,700	₨ 403,200
Ordinary shares [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period			201,623,407
Issue price per share			₨ 150
Shares issued during the period value			₨ 30,240,000
'A' Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		1,000,000,000	1,000,000,000	1,000,000,000
Par value per share		₨ 2	₨ 2	₨ 2
Shares issued during the period				80
Shares issued during the period value	[1]			₨ 0
Class of warrants or rights number of shares issuable on exercise of warrants		233,214	233,214
Class of warrants or rights exercise price		₨ 2	₨ 2
Convertible cumulative preference shares [Member]
Disclosure of classes of share capital [line items]
Authorized share capital		300,000,000	300,000,000	300,000,000
Par value per share		₨ 100	₨ 100	₨ 100
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Warrants issued during the period			231,333,871
Issue price per warrant			₨ 150
Warrants issued during the period value			₨ 34,700,000
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member] | Stage One At The Time Of Subscription [Member]
Disclosure of classes of share capital [line items]
Percentage of warrant price payable			25.00%
Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member] | Stage Two At The Time Of Allotment Of Each Warrant [Member]
Disclosure of classes of share capital [line items]
Percentage of warrant price payable			75.00%
Ordinary Shares And Convertible Warrants [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Proceeds from equity and convertible warrants			₨ 38,918,500
Convertible Warrants Converted Into Ordinary Shares [Member] | Tata Sons Private Limited [Member] | Preferential Allotment [Member]
Disclosure of classes of share capital [line items]
Proceeds from equity and convertible warrants		₨ 26,025,000
Warrants Converted Into Equity Shares		231,333,871

[1]	Amounts less than Rs. 50,000